Related Party Transaction and Balances (Details) - Schedule of transactions with related parties - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Rental revenue:
Revenue from Related Parties	¥ 754,285	¥ 906,667	¥ 1,668,572
Loans lent to related parties:
Loans lent to related parties			22,161,208
Repayments of loans to related parties:
Repayments of loans to related parties			28,139,563
Rental Revenue [Member] | Yuanmeng [Member]
Rental revenue:
Revenue from Related Parties		152,382	914,287
Rental Revenue [Member] | Lianwai Kindergarten [Member]
Rental revenue:
Revenue from Related Parties	754,285	754,285	754,285
Loans lent to related parties [Member] | Mr. Wu Wei [Member]
Loans lent to related parties:
Loans lent to related parties			661,208
Loans lent to related parties [Member] | Ms. Chun E Ye [Member]
Loans lent to related parties:
Loans lent to related parties			21,500,000
Repayments of loans to related parties [Member] | Mr. Wu Wei [Member]
Repayments of loans to related parties:
Repayments of loans to related parties			661,208
Repayments of loans to related parties [Member] | Ms. Chun E Ye [Member]
Repayments of loans to related parties:
Repayments of loans to related parties			¥ 27,478,355